Derivatives Derivatives Credit-Risk Contingent Feature Textuals (Details) - USD ($) $ in Billions	Dec. 31, 2015	Dec. 31, 2014
Derivatives [Abstract]
Aggregate fair value of derivative instruments with credit-risk-related contingent features, net liability	$ 12.3	$ 13.6
Collateral for derivative instruments with credit-risk-related contingent features	8.8	10.5
Additional collateral for derivative instruments with credit-risk-related contingent features	$ 3.6	$ 3.1